Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 8. INVENTORIES
Inventories consist of the following at December 31, 2017 and December 31, 2016 (in thousands):

	December 31, 2017	December 31, 2016
Raw materials (1)	$124,685	$175,240
Work-in-process (1)	109,897	100,494
Finished goods (1)	156,855	279,937
Total	$391,437	$555,671

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(1) The components of inventory shown in the table above are net of allowance for obsolescence.
Inventory that is in excess of the amount expected to be sold within one year, which relates primarily to XIAFLEX® inventory, is classified as long-term inventory and is not included in the table above. At December 31, 2017 and December 31, 2016, $17.1 million and $22.9 million, respectively, of long-term inventory was included in Other assets in the Consolidated Balance Sheets. As of December 31, 2017 and December 31, 2016, the Company’s Consolidated Balance Sheets included approximately $5.9 million and $16.8 million, respectively, of capitalized pre-launch inventories related to generic products that were not yet available to be sold.